Cover	Apr. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2026
Entity File Number	001-35346
Entity Registrant Name	Aptiv PLC
Entity Central Index Key	0001521332
Entity Tax Identification Number	98-1824200
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	Spitalstrasse 5
Entity Address, City or Town	Schaffhausen
Entity Address, Country	CH
Entity Address, Postal Zip Code	8200
Country Region	+41
City Area Code	52
Local Phone Number	580 96 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares, $0.01 par value per share
Title of 12(b) Security	Ordinary Shares, $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
1.600% Senior Notes due 2028
Title of 12(b) Security	1.600% Senior Notes due 2028
Trading Symbol	APTV
Security Exchange Name	NYSE
4.650% Senior Notes due 2029
Title of 12(b) Security	4.650% Senior Notes due 2029
Trading Symbol	APTV
Security Exchange Name	NYSE
3.250% Senior Notes due 2032
Title of 12(b) Security	3.250% Senior Notes due 2032
Trading Symbol	APTV
Security Exchange Name	NYSE
5.150% Senior Notes due 2034
Title of 12(b) Security	5.150% Senior Notes due 2034
Trading Symbol	APTV
Security Exchange Name	NYSE
4.250% Senior Notes due 2036
Title of 12(b) Security	4.250% Senior Notes due 2036
Trading Symbol	APTV
Security Exchange Name	NYSE
4.400% Senior Notes due 2046
Title of 12(b) Security	4.400% Senior Notes due 2046
Trading Symbol	APTV
Security Exchange Name	NYSE
5.400% Senior Notes due 2049
Title of 12(b) Security	5.400% Senior Notes due 2049
Trading Symbol	APTV
Security Exchange Name	NYSE
3.100% Senior Notes due 2051
Title of 12(b) Security	3.100% Senior Notes due 2051
Trading Symbol	APTV
Security Exchange Name	NYSE
4.150% Senior Notes due 2052
Title of 12(b) Security	4.150% Senior Notes due 2052
Trading Symbol	APTV
Security Exchange Name	NYSE
5.750% Senior Notes due 2054
Title of 12(b) Security	5.750% Senior Notes due 2054
Trading Symbol	APTV
Security Exchange Name	NYSE
6.875% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2054
Title of 12(b) Security	6.875% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2054
Trading Symbol	APTV
Security Exchange Name	NYSE